Offerings	Nov. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value $0.00003881 per share
Amount Registered | shares	2,250,570
Proposed Maximum Offering Price per Unit	8.78
Maximum Aggregate Offering Price	$ 19,760,004.60
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,719.12
Offering Note	Consists of 950,570 ordinary shares held by the selling shareholders (the "selling shareholder ordinary shares") and 1,300,000 ordinary shares that may be issued upon exercise of a share purchase right held by the selling shareholders (the "share purchase right"). The selling shareholder ordinary shares and the share purchase right were issued and sold to the selling shareholders in a private placement pursuant to a Securities Purchase Agreement, dated June 30, 2026. The maximum aggregate offering price is an estimate made pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), solely for purposes of calculating the registration fee. The price per share and maximum aggregate offering price are based on the average of the high and low prices of the registrant's ordinary shares on November 6, 2026, as reported on The Nasdaq Global Select Market. Pursuant to Rule 416 of the Securities Act, the registrant is also registering an indeterminate number of additional ordinary shares issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value $0.00003881 per share
Maximum Aggregate Offering Price	$ 85,328,134.45
Fee Rate	0.0087%
Amount of Registration Fee	$ 7,423.55
Offering Note	Represents ordinary shares having a maximum aggregate offering price of up to $100,000,000 that may be issued and sold by the registrant from time to time in "at the market offerings," as defined in Rule 415(a)(4) under the Securities Act (the "ATM Offerings"). The proposed maximum offering price per unit is not specified, and the registration fee has been calculated in accordance with Rule 457(o) under the Securities Act on the basis of the maximum aggregate offering price, which is estimated solely for the purpose of calculating the registration fee. The ordinary shares that may be issued and sold in the ATM Offerings are included in, and are not in addition to, the indeterminate number of ordinary shares registered hereunder. Pursuant to Rule 416 under the Securities Act, the registrant is also registering an indeterminate number of additional ordinary shares issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value $0.00003881 per share
Fee Rate	0.0087%
Offering Note	The registrant elects to rely on Rules 456(b) and 457(r) under the Securities Act to defer payment of the filing fees relating to the securities that are registered and available for sale under this registration statement other than the fees in connection with the (i) ordinary shares to be offered by the selling shareholders, and (ii) the ordinary shares that may be issued and sold from time to time in the ATM Offerings. The securities registered hereunder include such indeterminate number of (a) ordinary shares, (b) preferred shares, (c) warrants, (d) purchase contracts, and (e) units, as may be sold from time to time by the registrant. There are also being registered hereunder an indeterminate number of ordinary shares and preferred shares as shall be issuable upon conversion, exchange, or exercise of any securities that provide for such issuance. The ordinary shares and preferred shares registered hereunder include rights to acquire ordinary shares or preferred shares of the Registrant under any shareholder rights plan then in effect, if applicable, under the terms of any such plan. The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and are not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, or exchange of other securities, or that are issued in units. Pursuant to Rule 416 under the Securities Act, the Registrant is also registering an indeterminate number of additional ordinary shares issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred shares, nominal value $0.00003881 per share
Fee Rate	0.0087%
Offering Note	See Offering Note 3.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering Note	See Offering Note 3.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.0087%
Offering Note	See Offering Note 3.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.0087%
Offering Note	See Offering Note 3.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value $0.00003881 per share
Maximum Aggregate Offering Price	$ 14,671,865.55
Carry Forward Form Type	S-3
Carry Forward File Number	333-276183
Carry Forward Initial Effective Date	Dec. 29, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 2,165.57
Offering Note	On December 21, 2023, the registrant filed a registration statement on Form S-3 (File No. 333-276183) (the "Prior Registration Statement") with the Securities and Exchange Commission, which was declared effective on December 29, 2023. As of the date of this registration statement, $14,671,865.55 of the $250,000,000 of securities registered under the Prior Registration Statement remains unsold. The registrant is carrying forward to this registration statement $14,671,865.55 in aggregate offering price of ordinary shares that were previously registered under the Prior Registration Statement and remain unsold (the "Unsold Securities") pursuant to Rule 415(a)(6) under the Securities Act. The registrant previously paid a filing fee of $2,165.57 with respect to the Unsold Securities. The offering of securities under the Prior Registration Statement is terminated as of the date of effectiveness of this registration statement.